Changes in accounting policies (Tables)	12 Months Ended
Jun. 30, 2019
Changes in accounting policies
Summary of impact of transition to IFRS 15 on retained earnings and the related tax impact

The following table summarizes the impact of transition to IFRS 15 on retained earnings and the related tax impact at July 1, 2018:

RMB’000
Retained earnings

Capitalization of sales commissions	18,279
Related income taxes	—
Net increase in retained earnings at July 1, 2018	18,279

Summary of line items impacted by the adoption of IFRS 15

The following tables summarise the estimated impact of adoption of IFRS 15 on the Group’s consolidated financial statements for the year ended June 30, 2019, by comparing the amounts reported under IFRS 15 in these consolidated financial statements with estimates of the hypothetical amounts that would have been recognised under IAS 18 and IAS 11 if those superseded standards had continued to apply to the year ended June 30, 2019 instead of IFRS 15.  These tables show only those line items impacted by the adoption of IFRS 15:

				Difference:
				Estimated
				impact of
				adoption of
		Amounts reported	Hypothetical	IFRS 15 for
		in accordance	amounts under	year ended
	Note	with IFRS 15	IASs18 and 11	June 30, 2019
		(A)	(B)	(A)-(B)
		RMB’000	RMB’000	RMB’000
Line items in the consolidated statement of profit or loss and other comprehensive income for year ended June 30, 2019 impacted by the adoption of IFRS 15:

Selling expenses	(i)	(25,003)	(25,983)	980
Profit before tax		424,493	423,513	980
Income tax expenses	(i)	(108,713)	(108,384)	(329)
Net profit		315,780	315,129	651
Net profit attributable to the Company’s shareholders		293,421	292,770	651
Total comprehensive income for the year		319,090	318,439	651
Total comprehensive income attributable to the Company’s shareholders		296,731	296,080	651
Earnings per share
Basic	(i)	RMB 0.71	RMB 0.71	—
Diluted	(i)	RMB 0.71	RMB 0.71	—

Line items in the consolidated statement of financial position as of June 30, 2019 impacted by the adoption of IFRS 15:

Contract costs	(i)	9,899	—	9,899
Total non-current assets		730,141	720,242	9,899
Other current assets	(i)	31,706	22,346	9,360
Total current assets		1,772,771	1,763,411	9,360
Total assets		2,502,912	2,483,653	19,259
Trade and other payables due to third parties	(ii)	218,122	212,253	5,869
Deferred revenue	(ii)	—	407,399	(407,399)
Contract liabilities	(ii)	398,951	—	398,951
Total current liabilities		806,395	808,974	(2,579)
Contract liabilities	(ii)	2,579	—	2,579
Deferred tax liabilities	(i)	4,691	4,362	329
Total non-current liabilities		7,270	4,362	2,908
Total liabilities		813,665	813,336	329
Reserves	(i)	360,914	360,473	441
Retain earnings		905,009	886,520	18,489
Total Hailiang Education Group Inc. shareholders' equity		1,651,808	1,632,878	18,930
Total equity		1,689,247	1,670,317	18,930
Total equity and liabilities		2,502,912	2,483,653	19,259

Line items in the reconciliation of net profit to cash generated from operations for year ended June 30, 2019 impacted by the adoption of IFRS 15:

Net profit		315,780	315,129	651
Change in other current assets and contract costs		(8,127)	(7,147)	(980)
Change in trade and other payables due to third parties		94,885	89,016	5,869
Change in deferred revenue and contract liabilities		186,731	192,600	(5,869)